TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 90.4%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Advertising Agencies -- 1.2%
------------------------------------------------------------
The Interpublic Group of Companies, Inc.  1,500   $   46,320
------------------------------------------------------------
                                                  $   46,320
------------------------------------------------------------
Airlines -- 1.5%
------------------------------------------------------------
SkyWest, Inc.                             2,600   $   59,670
------------------------------------------------------------
                                                  $   59,670
------------------------------------------------------------
Banks - Regional -- 5.9%
------------------------------------------------------------
Comerica, Inc.                              500   $   31,425
Commerce Bancshares, Inc.                 1,300       57,681
SouthTrust Corp.                          1,900       50,692
Southwest Bancorporation of Texas,
Inc.(1)                                   1,500       52,545
Synovus Financial Corp.                     500       13,520
TCF Financial Corp.                         400       20,820
------------------------------------------------------------
                                                  $  226,683
------------------------------------------------------------
Basic Materials -- 1.7%
------------------------------------------------------------
Vulcan Materials Co.                      1,400   $   64,428
------------------------------------------------------------
                                                  $   64,428
------------------------------------------------------------
Broadcasting and Radio -- 1.2%
------------------------------------------------------------
Cox Radio, Inc. Class A(1)                1,600   $   45,824
------------------------------------------------------------
                                                  $   45,824
------------------------------------------------------------
Business Services - Miscellaneous -- 8.5%
------------------------------------------------------------
ChoicePoint, Inc.(1)                      1,100   $   60,984
Fair, Isaac and Co., Inc.                   900       50,166
Fiserv, Inc.(1)                           1,200       53,352
Plexus Corp.(1)                           1,800       44,982
SEI Investments Co.                       2,000       67,380
The Reynolds and Reynolds Co. Class A     1,800       52,128
------------------------------------------------------------
                                                  $  328,992
------------------------------------------------------------
Chemicals - Specialty -- 1.8%
------------------------------------------------------------
Engelhard Corp.                           2,300   $   69,966
------------------------------------------------------------
                                                  $   69,966
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Computer Services -- 1.4%
------------------------------------------------------------
SunGard Data Systems, Inc.(1)             1,800   $   53,568
------------------------------------------------------------
                                                  $   53,568
------------------------------------------------------------
Computer Software -- 1.9%
------------------------------------------------------------
National Instruments Corp.(1)             1,200   $   46,116
PeopleSoft, Inc.(1)                       1,100       25,487
------------------------------------------------------------
                                                  $   71,603
------------------------------------------------------------
Computers - Integrated Systems -- 2.7%
------------------------------------------------------------
Adobe Systems, Inc.                       1,300   $   51,948
Jack Henry & Associates, Inc. Class A     2,300       53,544
------------------------------------------------------------
                                                  $  105,492
------------------------------------------------------------
Cosmetics & Toiletries -- 1.4%
------------------------------------------------------------
Alberto-Culver Co. Class A                1,100   $   53,570
------------------------------------------------------------
                                                  $   53,570
------------------------------------------------------------
Distribution -- 1.2%
------------------------------------------------------------
Tech Data Corp.(1)                        1,000   $   47,340
------------------------------------------------------------
                                                  $   47,340
------------------------------------------------------------
Electric Utilities -- 1.2%
------------------------------------------------------------
ALLETE, Inc.                              1,500   $   45,810
------------------------------------------------------------
                                                  $   45,810
------------------------------------------------------------
Electronics - Equipment / Instruments -- 1.5%
------------------------------------------------------------
Amphenol Corp. Class A(1)                 1,300   $   57,005
------------------------------------------------------------
                                                  $   57,005
------------------------------------------------------------
Electronics - Semiconductors -- 2.9%
------------------------------------------------------------
Microchip Technology, Inc.(1)             1,500   $   66,750
QLogic Corp.(1)                           1,000       45,710
------------------------------------------------------------
                                                  $  112,460
------------------------------------------------------------
Engineering and Construction -- 2.2%
------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)         2,100   $   82,866
------------------------------------------------------------
                                                  $   82,866
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Finance - Investment Management -- 4.8%
------------------------------------------------------------
Affiliated Managers Group, Inc.(1)          900   $   57,240
Allied Capital Corp.                      2,000       52,200
Ambac Financial Group, Inc.                 500       31,430
Legg Mason, Inc.                            900       45,216
------------------------------------------------------------
                                                  $  186,086
------------------------------------------------------------
Food - Wholesale / Distribution -- 1.3%
------------------------------------------------------------
Performance Food Group Co.(1)             1,400   $   50,443
------------------------------------------------------------
                                                  $   50,443
------------------------------------------------------------
Gas Distribution -- 1.5%
------------------------------------------------------------
Piedmont Natural Gas Co., Inc.            1,500   $   55,875
------------------------------------------------------------
                                                  $   55,875
------------------------------------------------------------
Health Care Equipment and Supplies -- 1.7%
------------------------------------------------------------
DENTSPLY International, Inc.              1,700   $   67,439
------------------------------------------------------------
                                                  $   67,439
------------------------------------------------------------
Healthcare Services -- 1.9%
------------------------------------------------------------
WellPoint Health Networks, Inc.(1)        1,000   $   75,080
------------------------------------------------------------
                                                  $   75,080
------------------------------------------------------------
Insurance -- 0.6%
------------------------------------------------------------
Torchmark Corp.                             600   $   24,534
------------------------------------------------------------
                                                  $   24,534
------------------------------------------------------------
Insurance Brokers -- 1.4%
------------------------------------------------------------
Arthur J. Gallagher & Co., Inc.           1,500   $   54,150
------------------------------------------------------------
                                                  $   54,150
------------------------------------------------------------
Manufacturing -- 7.6%
------------------------------------------------------------
Danaher Corp.                               800   $   57,264
Harsco Corp.                              1,700       72,250
Roper Industries, Inc.                    1,300       59,787
Teleflex, Inc.                              900       50,859
Zebra Technologies Corp. Class A(1)         900       51,003
------------------------------------------------------------
                                                  $  291,163
------------------------------------------------------------
SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Medical - Biomed / Genetics -- 1.8%
------------------------------------------------------------
Cambrex Corp.                             1,700   $   69,853
------------------------------------------------------------
                                                  $   69,853
------------------------------------------------------------
Medical - Hospitals -- 3.4%
------------------------------------------------------------
Health Management Associates, Inc. Class
A(1)                                      2,600   $   55,484
Universal Health Services, Inc. Class
B(1)                                      1,600       74,480
------------------------------------------------------------
                                                  $  129,964
------------------------------------------------------------
Medical Products -- 3.5%
------------------------------------------------------------
Biomet, Inc.                                500   $   14,115
Invacare Corp.                            1,400       52,948
Patterson Dental Co.(1)                   1,500       69,150
------------------------------------------------------------
                                                  $  136,213
------------------------------------------------------------
Multi-Utilities -- 1.1%
------------------------------------------------------------
Questar Corp.                             1,500   $   41,850
------------------------------------------------------------
                                                  $   41,850
------------------------------------------------------------
Oil and Gas - Exploration and Production -- 6.5%
------------------------------------------------------------
Apache Corp.                              1,500   $   87,495
EOG Resources, Inc.                       1,900       80,845
Ocean Energy, Inc.                        3,800       81,320
------------------------------------------------------------
                                                  $  249,660
------------------------------------------------------------
Pharmaceutical -- 1.4%
------------------------------------------------------------
Allergan, Inc.                              800   $   52,728
------------------------------------------------------------
                                                  $   52,728
------------------------------------------------------------
Publishing -- 1.9%
------------------------------------------------------------
The New York Times Co. Class A            1,600   $   74,496
------------------------------------------------------------
                                                  $   74,496
------------------------------------------------------------
Retail - Discount -- 1.3%
------------------------------------------------------------
Family Dollar Stores, Inc.                1,500   $   51,900
------------------------------------------------------------
                                                  $   51,900
------------------------------------------------------------
Retail - Restaurants -- 3.1%
------------------------------------------------------------
Brinker International, Inc.(1)            1,500   $   51,660

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Retail - Restaurants (continued)
------------------------------------------------------------
Outback Steakhouse, Inc.(1)               1,900   $   66,633
------------------------------------------------------------
                                                  $  118,293
------------------------------------------------------------
Retail - Specialty and Apparel -- 3.1%
------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)              1,500   $   55,755
Tiffany & Co.                             1,600       63,600
------------------------------------------------------------
                                                  $  119,355
------------------------------------------------------------
Retail - Wholesale Discount -- 1.9%
------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)              1,600   $   71,408
------------------------------------------------------------
                                                  $   71,408
------------------------------------------------------------
Telecommunications -- 1.2%
------------------------------------------------------------
CenturyTel, Inc.                          1,600   $   44,320
------------------------------------------------------------
                                                  $   44,320
------------------------------------------------------------
Transportation - Equipment and Leasing -- 1.2%
------------------------------------------------------------
GATX Corp.                                1,500   $   48,030
------------------------------------------------------------
                                                  $   48,030
------------------------------------------------------------
Total Common Stocks
   (identified cost $3,452,402)                   $3,484,437
------------------------------------------------------------
Total Investments -- 90.4%
   (identified cost $3,452,402)                   $3,484,437
------------------------------------------------------------
Other Assets, Less Liabilities -- 9.6%            $  371,763
------------------------------------------------------------
Net Assets -- 100.0%                              $3,856,200
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $3,452,402)                            $3,484,437
Cash                                         768,234
Interest and dividends receivable                735
----------------------------------------------------
TOTAL ASSETS                              $4,253,406
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  384,119
Payable to affiliate for Trustees' fees          318
Accrued expenses                              12,769
----------------------------------------------------
TOTAL LIABILITIES                         $  397,206
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $3,856,200
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $3,824,165
Net unrealized appreciation (computed on
   the basis of identified cost)              32,035
----------------------------------------------------
TOTAL                                     $3,856,200
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
APRIL 30, 2002(1)
Investment Income
--------------------------------------------------
Dividends                                 $  1,351
Interest                                       438
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,789
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $  2,081
Trustees' fees and expenses                    318
Custodian fee                                8,066
Legal and accounting services                5,442
Miscellaneous                                1,164
--------------------------------------------------
TOTAL EXPENSES                            $ 17,071
--------------------------------------------------

NET INVESTMENT LOSS                       $(15,282)
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (2,690)
--------------------------------------------------
NET REALIZED LOSS                         $ (2,690)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 32,035
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 32,035
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 29,345
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,063
--------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             APRIL 30, 2002(1)
---------------------------------------------------------------
From operations --
   Net investment loss                    $             (15,282)
   Net realized loss                                     (2,690)
   Net change in unrealized appreciation
      (depreciation)                                     32,035
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $              14,063
---------------------------------------------------------------
Capital transactions --
   Contributions                          $           3,747,786
   Withdrawals                                           (5,659)
---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $           3,742,127
---------------------------------------------------------------

NET INCREASE IN NET ASSETS                $           3,756,190
---------------------------------------------------------------

Net Assets
---------------------------------------------------------------
At beginning of period                    $             100,010
---------------------------------------------------------------
AT END OF PERIOD                          $           3,856,200
---------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  APRIL 30, 2002(1)
-------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                6.31%(2)
   Net investment loss                    (5.65)%(2)
Portfolio Turnover                            3%
Total Return                               2.59%
-------------------------------------------------------
Net assets, end of period
   (000's omitted)                       $3,856
-------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to April 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002 to April 30, 2002, the advisory fee amounted to $2,081. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC, ("Atlanta Capital"), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets of the portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the period ended April 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $3,498,779 and $43,687, respectively, for the period from the start of business, March 1, 2002 to April 30, 2002.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:


    ----------------------------------------------------
    AGGREGATE COST                            $3,452,402
    ----------------------------------------------------
    Gross unrealized appreciation             $   94,658
    Gross unrealized depreciation                (62,623)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   32,035
    ----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002 to April 30, 2002.

TAX-MANAGED MID-CAP CORE PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Thomas E. Faust
Vice President

William R. Hackney, III
Vice President and
Co-Portfolio Manager

Paul J. Marshall
Vice President and
Co-Portfolio Manager

Charles B. Reed
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investments
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant